August 21, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) to be held on October 10, 2014.

The Meeting is being held for the purpose of asking shareholders of Series E (Total Return Bond Series) and Series P (High Yield Series), series of the Trust, to vote to adopt a new Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are expected to be mailed to shareholders starting on or about September 9, 2014. Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Stephen T. Cohen at Dechert LLP at 202.261.3304 with any questions or comments regarding this filing, or if they may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC